Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 11,460	$ 42,169
Cash equivalents	74,083	80,124
Cash and cash equivalents	$ 85,543	$ 122,293	[1]	$ 194,471		$ 194,471	$ 510,607

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.